Other Expense (Details) - USD ($) $ in Thousands		6 Months Ended
	Jan. 12, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Property Plant And Equipment [Line Items]
Vessel held for sale		$ 0		$ 125,000
Proceeds from sale of vessel		109,740	$ 0
Gain / (Loss) on sale of vessel		(1,260)	0
Allowance for doubtful accounts		1,495	$ 0
MSC Cristina
Property Plant And Equipment [Line Items]
Vessel held for sale				$ 125,000
Proceeds from sale of vessel	$ 123,740
Gain / (Loss) on sale of vessel		$ (1,260)